REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
II
Milwaukee, Wisconsin 53212


In planning and performing our
audits of the financial statements of
AXS Astoria Real Asset ETF
(formerly AXS Astoria Inflation
Sensitive ETF), AXS Change Finance
ESG ETF, AXS Green Alpha ETF,
AXS Esoterica NextG Economy ETF,
AXS Knowledge Leaders ETF,
Alternative Access First Priority CLO
Bond ETF, Tradr 2X Long Innovation
ETF (formerly AXS 2X Innovation
ETF), Tradr 1.5X Short NVDA Daily
ETF (formerly Tradr 1.25X NVDA
Bear Daily ETF), Tradr 2X Short
TSLA Daily ETF (formerly Tradr
TSLA Bear Daily ETF), Tradr 1X
Short Innovation Daily ETF (formerly
Tradr 2X Short Innovation Daily
ETF), Tradr 2X Long Innovation 100
Monthly ETF (formerly Tradr 2X
Long Triple Q Monthly ETF), Tradr
2X Long SPY Quarterly ETF, and
Tradr 2X Long Innovation 100
Quarterly ETF (formerly Tradr 2X
Long Triple Q Quarterly ETF) (the
"Funds"), each a series of Investment
Managers Series Trust II, as of and for
the year ended March 31, 2025, in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States), we
considered their internal control over
financial reporting, including control
activities for safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with generally
accepted accounting principles.   A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of records
that, in reasonable detail, accurately
and fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the financial
statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements.   Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may
deteriorate.

To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
II
Page Two



A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control over
financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds'
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the Public
Company Accounting Oversight
Board (United States). However, we
noted no deficiencies in the Funds'
internal control over financial
reporting and its operation, including
controls for safeguarding securities,
which we consider to be material
weaknesses, as defined above, as of
March 31, 2025.

This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust II
and the Securities and Exchange
Commission, and is not intended to be
and should not be used by anyone
other than these specified parties.





/s/TAIT, WELLER & BAKER
LLP

Philadelphia, Pennsylvania
May 30, 2025